Schedule of Investments ─ IQ Clean Oceans ETF

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Austria — 0.8%
Verbund AG	482	$39,608

Belgium — 0.3%
Ackermans & van Haaren NV	70	11,778

Canada — 0.2%
Innergex Renewable Energy, Inc.	1,658	11,392

China — 3.2%
NXP Semiconductors NV	701	147,610
ZhongAn Online P&C Insurance Co., Ltd., Class H*	4,414	6,866
Total China		154,476

Denmark — 5.1%
AP Moller - Maersk A/S, Class B	35	64,906
Dfds A/S	367	12,537
Orsted A/S	808	46,100
Vestas Wind Systems A/S*	4,229	121,204
Total Denmark		244,747

Faroe Islands — 0.3%
Bakkafrost P/F	235	13,260

Finland — 1.3%
Stora Enso OYJ, Class R	2,432	31,212
Wartsila OYJ Abp	1,961	29,183
Total Finland		60,395

France — 5.9%
Dassault Systemes SE	2,919	152,941
Legrand SA	1,118	109,590
Neoen SA	401	11,743
Verallia SA	330	11,758
Total France		286,032

Germany — 11.5%
adidas AG	689	131,813
Encavis AG*	804	11,318
Infineon Technologies AG	3,803	139,401
Nordex SE*(a)	1,061	10,979
Puma SE	433	17,685
Siemens AG	850	153,897
SMA Solar Technology AG*	182	9,438
Symrise AG	576	60,028
Zalando SE*	998	20,250
Total Germany		554,809

Ireland — 2.0%
Kingspan Group PLC	663	54,417
Smurfit Kappa Group PLC	1,103	41,408
Total Ireland		95,825

Italy — 0.3%
ERG SpA	415	12,262

Japan — 3.7%
Azbil Corp.	359	11,818
Kurita Water Industries Ltd.	330	12,290
Nippon Yusen K.K.	1,931	67,346
Nitto Denko Corp.	589	49,602
Yaskawa Electric Corp.	920	35,415
Total Japan		176,471

Norway — 0.2%
Leroy Seafood Group ASA	2,901	11,752

Portugal — 1.2%
EDP - Energias de Portugal SA	13,203	59,404

Singapore — 2.6%
STMicroelectronics NV	2,817	125,198
	Shares	Value
Common Stocks (continued)
South Africa — 0.2%
Woolworths Holdings Ltd.	3,144	$11,727

South Korea — 0.3%
HMM Co., Ltd.*	963	13,918

Spain — 3.5%
EDP Renovaveis SA(a)	1,262	20,631
Iberdrola SA	11,458	139,087
Solaria Energia y Medio Ambiente SA*(a)	641	9,536
Total Spain		169,254

Switzerland — 4.9%
ABB Ltd.	3,624	154,997
DSM-Firmenich AG	777	82,781
Total Switzerland		237,778

Taiwan — 1.7%
United Microelectronics Corp.	51,161	80,094

United Kingdom — 6.9%
Burberry Group PLC	1,507	25,102
DS Smith PLC	3,246	11,681
Kingfisher PLC	7,894	22,156
National Grid PLC	11,015	147,985
Pennon Group PLC	1,194	10,735
Severn Trent PLC	1,101	36,426
Spirax-Sarco Engineering PLC	312	39,751
United Utilities Group PLC	2,873	39,019
Total United Kingdom		332,855

United States — 43.7%
Acuity Brands, Inc.	132	31,437
Advanced Micro Devices, Inc.*	1,147	192,341
American Water Works Co., Inc.	843	104,549
Avangrid, Inc.	368	11,180
Badger Meter, Inc.	77	11,087
Ball Corp.	1,358	75,301
Brookfield Renewable Corp., Class A	439	12,257
Cadence Design Systems, Inc.*	518	149,422
Crown Holdings, Inc.	513	45,401
Ecolab, Inc.	749	148,467
Enphase Energy, Inc.*	571	59,458
Exelon Corp.	3,579	124,585
First Solar, Inc.*	434	63,494
Greif, Inc., Class A	172	10,769
Ingersoll Rand, Inc.	1,751	139,835
Intel Corp.	3,191	137,468
Microsoft Corp.	372	147,900
NIKE, Inc., Class B	1,303	132,294
O-I Glass, Inc.*	777	11,313
Ormat Technologies, Inc.	174	11,254
Rockwell Automation, Inc.	497	125,880
Schneider Electric SE	771	153,178
Signify NV	388	11,780
SolarEdge Technologies, Inc.*	148	9,842
Sunrun, Inc.*	1,022	14,799
Williams-Sonoma, Inc.(a)	260	50,281
Xylem, Inc.	1,041	117,050
Total United States		2,102,622

Total Common Stocks
(Cost $4,737,347)		4,805,657

Schedule of Investments ─ IQ Clean Oceans ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Short-Term Investment — 0.0%(b)
Money Market Fund — 0.0%(b)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(c)
(Cost $1,775)	1,775	$1,775

Total Investments — 99.8% (Cost $4,739,122)		4,807,432
Other Assets and Liabilities, Net — 0.2%		7,617

Net Assets — 100%		$4,815,049

Industry	Value	% of Net Assets
Industrials	$1,486,168	30.9%
Information Technology	1,437,512	29.9
Utilities	859,071	17.8
Materials	579,721	12.0
Consumer Discretionary	411,307	8.5
Consumer Staples	25,012	0.5
Financials	6,866	0.2
Money Market Funds	1,775	0.0 (b)
Total Investments	$4,807,432	99.8%
Other Assets and Liabilities, Net	7,617	0.2
Total Net Assets	$4,815,049	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $67,703; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $71,574.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at January 31, 2024.

Schedule of Investments ─ IQ Clean Oceans ETF (continued)

January 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$4,805,657	$—	$—	$4,805,657
Short-Term Investment:
Money Market Fund	1,775	—	—	1,775
Total Investments in Securities	$4,807,432	$—	$—	$4,807,432

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended January 31, 2024 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.